Loss per Share	12 Months Ended
Dec. 31, 2019
Loss Per Share [Abstract]
LOSS PER SHARE
17.	LOSS PER SHARE

The following is a reconciliation of the basic and diluted loss per share computation for the years ended December 31, 2019 and 2018:

	Year ended December 31,
	2019	2018	2017

Net loss attributable to the Company's common shareholders	$(4,450,994)	$(8,910,002)	$(5,136,434)
Weighted average shares outstanding – Basic and diluted	17,806,586	17,617,416	17,312,586
Loss per share – Basic and diluted	$(0.25)	$(0.51)	$(0.30)

The Company has been authorized to issue Class A and Class B common stock. The two classes of common stock are substantially identical in all material respects, except for voting rights. Since the Company did not declare any dividends during the years ended December 31, 2019 and 2018, the net loss per common share attributable to each class is the same under the "two-class" method. As such, the two classes of common stock have been presented on a combined basis in the consolidated statements of operations and comprehensive income and in the above computation of net loss per common share.

For the years ended December 31, 2019, 2018 and 2017, all the outstanding warrants and options were anti-dilutive.